Average Annual Total Returns - Pioneer Balanced ESG Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	K 1 Year	K 5 Years	K 10 Years	K SinceInception	K InceptionDate	R 1 Year	R 5 Years	R 10 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	7.46%	8.75%	8.30%	8.10%	Dec. 19, 2091	6.46%	7.06%	6.31%	5.99%	5.05%	6.49%	6.11%	5.98%	11.66%	8.94%	7.97%	6.16%	Sep. 03, 2097	12.78%	10.04%		9.41%	Dec. 01, 2015	12.15%	9.52%		8.09%	Jul. 01, 2015	12.90%	10.04%	9.11%	8.45%	Dec. 19, 2091	18.40%	15.22%	13.88%	10.39%	Dec. 19, 2091	8.93%	4.98%	4.19%	5.78%	Dec. 19, 2091	7.51%	[1]	4.44%	[1]	3.84%	[1]	5.57%	[1]	Dec. 19, 2091	[1]

[1]	Effective January 1, 2022, the fund is changing the benchmark for the fixed income portion of the portfolio from the Bloomberg U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Bond Index. The new benchmark will better align with the fund’s investment approach.